Assets held for sale, liabilities of disposal groups held for sale and business acquisitions	6 Months Ended
Jun. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale, liabilities of disposal groups held for sale and business acquisitions	15Assets held for sale, liabilities of disposal groups held for sale and business acquisitions

	At
	30 Jun 2025	31 Dec 2024
	$m	$m
Disposal groups	38,716	27,126
Unallocated impairment losses[1]	(79)	(31)
Non-current assets held for sale	341	139
Assets held for sale	38,978	27,234
Liabilities of disposal groups held for sale	46,165	29,011
1This represents impairment losses in excess of the carrying value of the non-current assets, excluded from the measurement scope of IFRS 5.
Disposal groups
Retained portfolio of home and certain other loans in France
Following the sale of our retail banking operations on 1 January 2024, HSBC Continental Europe retained a portfolio of home and certain other loans, with a carrying value of €7.1bn ($8.3bn) at the time of sale. During the fourth quarter of 2024, we began actively marketing the retained portfolio for sale. As a result, on 1 January 2025 we reclassified the portfolio to a hold-to-collect-and-sell business model, measuring it at fair value through other comprehensive income.
Since reclassification, we have recognised a fair value pre-tax loss in other comprehensive income of $1.4bn on the remeasurement of the financial instruments, which resulted in an approximately 0.2 percentage point reduction in the Group’s CET1 ratio, and a $0.1bn mark-to-market gain in ‘net income from financial instruments held for trading or managed on a fair value basis‘ on non-qualifying economic hedges entered into in December 2024, hedging interest rate risk on the portfolio.
On 18 July 2025, HSBC Continental Europe signed a memorandum of understanding with a consortium comprising Rothesay Life plc and CCF regarding the sale of the portfolio. The potential transaction, which remains subject to relevant information and consultation processes with respective works councils, is expected to complete in the fourth quarter of 2025. At 30 June 2025, given the advanced stage of agreement on deal terms and that completion was expected within 12 months, $6.2bn in loans met the criteria to be classified as held for sale in accordance with IFRS 5. Upon completion, the cumulative fair value changes recognised through other comprehensive income will recycle to the income statement.
Other disposals
On 27 June 2025, HSBC Continental Europe reached an agreement to sell its custody business in Germany to BNP Paribas, subject to customary regulatory and anti-trust approvals and the conclusion of negotiations with the works council in Germany. Following these, it is anticipated that the sale will be completed in a phased manner, starting in the first quarter of 2026. While client consent and related operational requirements may extend the timing for completion of all client transfers, given the signing of a sale and purchase agreement, the disposal group met the held for sale criteria at 30 June 2025. As a result, $1bn in assets and $12.6bn in liabilities were classified as held for sale. The sale is expected to generate an estimated pre-tax gain on disposal of $0.1bn, which will be recognised in line with completion of client transfers.
On 3 July 2025, HSBC Bank plc, a wholly-owned subsidiary of HSBC Holdings plc, entered into a binding agreement to sell its UK life insurance entity, HSBC Life (UK) Limited, to Chesnara plc. The disposal group, comprising $6.2bn in assets and $5.9bn in liabilities at 30 June 2025, is expected to be classified as held for sale in the third quarter of 2025, reflecting commitment by the parties to the sale in July 2025, when we will recognise an estimated pre-tax loss on disposal of $0.1bn. The transaction, which remains subject to regulatory approval, is expected to complete in early 2026. Upon completion, foreign currency translation reserve losses, which stood at $0.2bn at 30 June 2025, will recycle to the income statement.
On 11 July 2025, HSBC Continental Europe reached an agreement to sell its fund administration business, Internationale
Kapitalanlagegesellschaft mbH, to BlackFin Capital Partners S.A.S. The disposal group, comprising $0.1bn in assets and $0.1bn in liabilities at
30 June 2025, is expected to be classified as held for sale in the third quarter of 2025, reflecting commitment by the parties to the sale in July
2025. Completion of the potential sale is subject to customary regulatory and competition approvals as well as the conclusion of negotiations with the German works council, and is expected in the second half of 2026, at which point an immaterial gain on disposal will be recognised.
On 27 July 2025, HSBC Latin America Holdings (UK) Limited, a direct subsidiary of HSBC Holdings plc, entered into a binding agreement for the sale of its direct subsidiary, HSBC Bank (Uruguay) S.A., to a subsidiary of BTG Pactual Holding SA. The planned sale, which remains subject to regulatory approval, is targeted for completion in the second half of 2026. The disposal group, comprising $2.2bn in assets and $2.0bn in liabilities at 30 June 2025, is expected to be classified as held for sale in the second half of 2025, when we will recognise an immaterial loss on disposal.
On 23 September 2024, HSBC Continental Europe, a wholly-owned subsidiary of HSBC Bank plc, announced the reaching of an agreement to sell its private banking business in Germany to BNP Paribas. The disposal group met held for sale criteria in the third quarter of 2024, with balances remaining classified as held for sale at 30 June 2025 of $2.7bn in assets and $2.7bn in liabilities. This sale is expected to complete in the second half of 2025 and generate an estimated pre-tax gain on disposal of $0.2bn, which will be recognised on completion.
On 25 September 2024, HSBC reached an agreement to transfer its business in South Africa to local lender FirstRand Bank Ltd. The disposal group met held for sale criteria in the fourth quarter of 2024, with balances remaining classified as held for sale at 30 June 2025 of $0.8bn in assets and $3.2bn in liabilities. The transaction, which has received regulatory and governmental approvals, is now expected to complete in the first quarter of 2026. At closing, cumulative foreign currency translation reserves and other reserves will recycle to the income statement. At
30 June 2025, foreign currency translation reserve and other reserve losses stood at $0.2bn.
On 20 December 2024, HSBC Continental Europe signed a memorandum of understanding for the planned sale of its French life insurance business, HSBC Assurances Vie (France), to Matmut Société d’Assurance Mutuelle. The Share Sale Agreement for the transaction was signed on 21 March 2025 following completion of all relevant employee information and consultation processes. The transaction, which has received regulatory approvals, is expected to complete in the second half of 2025. The disposal group met held for sale criteria in the fourth quarter of
2024, with balances remaining classified as held for sale at 30 June 2025 of $27.9bn in assets and $26.9bn in liabilities. The transaction is estimated to generate a pre-tax loss of $0.2bn inclusive of migration costs and the recycling of related reserves, largely on completion. The transaction is structured on the basis of a price fixed on the reference date of 30 June 2024. Between this date and completion the loss on disposal will be adjusted for changes in the net asset value, including the entity’s earnings, which will continue to be consolidated into the
Group’s results until disposal.
On 18 February 2025, HSBC Bank Middle East, Bahrain branch, entered into a binding agreement to transfer its retail banking business in
Bahrain to Bank of Bahrain and Kuwait B.S.C. The transaction, which has received regulatory approval, is expected to complete in the second half of 2025. The sale is expected to generate an estimated pre-tax gain on disposal of $0.1bn, which will be recognised on completion.
At 30 June 2025, the major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	French life insurance business	German private banking business	South Africa[1]	Bahrain retail banking business	Germany custody business[2]	French portfolio of home and certain other loans	Total
	$m	$m	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	—	2,305	—	—	—	—	2,305
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	16,972	—	—	—	—	—	16,972
Derivatives	44	—	7	—	—	—	51
Loans and advances to banks	59	—	—	—	110	—	169
Loans and advances to customers	—	359	758	181	864	—	2,162
Financial investments[3]	9,663	—	—	—	—	6,191	15,854
Goodwill	—	5	—	—	—	—	5
Prepayments, accrued income and other assets	1,122	19	11	—	40	6	1,198
Total assets at 30 Jun 2025	27,860	2,688	776	181	1,014	6,197	38,716

Liabilities of disposal groups held for sale
Deposits by banks	—	—	—	—	103	—	103
Customer accounts	—	2,662	3,210	824	12,392	—	19,088
Financial liabilities designated at fair value	13	—	—	—	—	—	13
Derivatives	—	—	12	—	—	—	12
Insurance contract liabilities	24,928	—	—	—	—	—	24,928
Accruals, deferred income and other liabilities	1,917	21	22	3	58	—	2,021
Total liabilities at 30 Jun 2025	26,858	2,683	3,244	827	12,553	—	46,165

Expected date of completion	Second half of 2025	Second half of 2025	First quarter of 2026	Second half of 2025	Second half of 2027	Second half of 2025
Operating segment	IWPB	IWPB	CIB and Corporate Centre	IWPB	CIB	Corporate Centre
At 31 December 2024, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	French life insurance business	German private banking business	South Africa[1]	Other	Total
	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	—	1,896	—	—	1,896
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	14,560	—	—	—	14,560
Derivatives	26	—	10	—	36
Loans and advances to banks	144	—	—	—	144
Loans and advances to customers	—	309	656	—	965
Financial investments[3]	8,500	—	—	—	8,500
Goodwill	—	5	—	—	5
Prepayments, accrued income and other assets	992	21	7	—	1,020
Total assets at 31 Dec 2024	24,222	2,231	673	—	27,126

Liabilities of disposal groups held for sale
Customer accounts	—	2,085	3,294	20	5,399
Financial liabilities designated at fair value	11	119	—	—	130
Derivatives	—	—	19	—	19
Insurance contract liabilities	21,811	—	—	—	21,811
Accruals, deferred income and other liabilities	1,598	22	32	—	1,652
Total liabilities at 31 Dec 2024	23,420	2,226	3,345	20	29,011
1    Under the financial terms of the sale of our South Africa business, HSBC Bank plc will transfer the business with a net asset value of $0.8bn for book value less any provisions. The purchase price will be satisfied by the transfer of agreed liabilities of $3.2bn. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. Based upon the net liabilities of the disposal group at 30 June 2025, HSBC would be expected to include a cash contribution of $2.4bn.
2Under the financial terms of the sale of our custody business in Germany, HSBC Continental Europe will transfer a nil net asset value for each client transferred, by way of inclusion of additional cash.
3Represents financial investments measured at fair value through other comprehensive income.